Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Others	$ 6,972,359	$ 10,849,537	$ 9,065,588
Total	97,098,915	103,346,341	104,037,710
Eye drops bottle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	1,904,140	2,583,231	2,398,222
Oral medicine bottle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	2,900,606	3,965,345	3,263,135
Anal bag [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	1,527,406	837,328	739,376
Other Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	8,623,100	8,650,315	7,082,672
Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	14,955,252	16,036,219	13,483,405
Masks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	55,428	410,163	600,534
Identification tape [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	11,386,775	12,262,269	15,049,686
Disposable medical brush [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	8,808,084	8,337,650	8,493,760
Gynecological inspection kits [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	7,453,735	7,571,089	8,752,617
Surgical kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	3,327,658	4,830,930	4,754,769
Medical brush [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	5,776,772	5,231,299	4,130,703
Medical kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	2,614,953	4,066,663	5,037,054
Other Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	33,279,848	30,696,626	31,282,738
Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	72,703,253	73,406,689	78,101,861
Electronic pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	225,510	142,828	246,819
Anesthesia puncture kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	326,671	539,615	430,288
Disposable infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	176,061	280,081	278,734
Infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	304,978	367,652	309,746
Electronic infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	967	44,812	291,725
Laparoscopic trocar [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	44,783	139,284	219,901
Other Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	1,389,081	1,539,624	1,609,643
Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Major Products Included in Each Government Category [Line Items]
Revenues	$ 2,468,051	$ 3,053,896	$ 3,386,856